UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	4646 Poplar Ave, Suite 344
		Memphis, TN  38117

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Debra McAdoo
Title:			Chief Operating Officer/Compliance Officer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Debra McAdoo		Memphis, Tennessee		4/8/02

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	114
Form 13F Information Table Value Total:	104269

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.









FORM 13F INFORMATION TABLE








VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE (x$1000)
SHARES/PRN AMT
SH/PRN
PUT/CALL
INVSTMT DSCRETN
OTHER MNGRS
SOLE
SHARED
NONE
Abbott Laboratories
Common
002824100
410
7800
SH

Sole
None
7800
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
1
435600
SH

Sole
None
435600
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
31
10243600
SH

Other
01
0
0
10243600
American International Group
Common
026874107
1,277
17707
SH

Sole
None
17707
0
0
American Medical Security Grou
Common
029595105
1,169
65334
SH

Other
01
0
0
65334
American Mineral Fields Inc
Common
023925100
5
19000
SH

Sole
None
19000
0
0
AmSouth Bancorporation
Common
032165102
3,526
160397
SH

Sole
None
160397
0
0
Analogic Corp
Common
032657207
225
5400
SH

Sole
None
5400
0
0
AT&T
Common
001957109
745
47467
SH

Sole
None
47467
0
0
AT&T
Common
001957109
317
20200
SH

Other
01
0
0
20200
Avery Dennison Corp Delaware
Common
053611109
366
6000
SH

Sole
None
6000
0
0
Bank Of America Corp
Common
060505104
226
3318
SH

Sole
None
3318
0
0
Bell South Corp
Common
079860102
241
6539
SH

Sole
None
6539
0
0
Berkshire Hathaway Inc Del
Class A
084670108
213
3
SH

Sole
None
3
0
0
Blackrock Mun Targetterm Tr Inc
Common
09247M402
550
22
SH

Sole
None
22
0
0
Bp Amoco Plc Spon Adr
Sponsored ADR
055622104
337
6352
SH

Sole
None
6352
0
0
Carramerica Realty Corp 8.57%
Series B Pfd
144418209
647
26000
SH

Sole
None
26000
0
0
Cedara Software Corp
Common
150644102
13
10000
SH

Sole
None
10000
0
0
Chevrontexaco Corp
Common
166764100
1,029
11401
SH

Sole
None
11401
0
0
Cisco Systems Inc.
Common
17275R102
653
38600
SH

Sole
None
38600
0
0
Citigroup, Inc. Common
Common
172967101
8,810
177916
SH

Sole
None
177916
0
0
Citigroup, Inc. Common
Common
172967101
2,475
49987
SH

Other
01
0
0
49987
Clear Channel Communications
Common
184502102
1,671
32500
SH

Sole
None
32500
0
0
Clear Channel Jul 60
Call
1845029GL
-480
8000
SH

Sole
None
8000
0
0
Cobalt
Common
19074W100
392
43834
SH

Other
01
0
0
43834
Coca Cola Corporation
Common
191216100
360
6880
SH

Sole
None
6880
0
0
Colgate-Palmolive
Common
194162103
320
5600
SH

Sole
None
5600
0
0
Compucredit Corp.
Common
20478N100
270
47200
SH

Sole
None
47200
0
0
Compucredit Corp.
Common
20478N100
77
13500
SH

Other
01
0
0
13500
Conoco Inc Common   New
Common
208251504
315
10808
SH

Sole
None
10808
0
0
Delta Airlines
Common
247361108
2,602
79520
SH

Sole
None
79520
0
0
Delta Airlines
Common
247361108
1,176
35940
SH

Other
01
0
0
35940
Dole Foods
Common
256605106
2,995
96600
SH

Sole
None
96600
0
0
Dole Foods
Common
256605106
1,141
36800
SH

Other
01
0
0
36800
Du Pont E I De Nemours & Co
Common
263534109
242
5136
SH

Sole
None
5136
0
0
El Paso Corp
Common
28336L109
836
19000
SH

Sole
None
19000
0
0
EMC Corp Mass
Common
268648102
150
12600
SH

Sole
None
12600
0
0
EMC Corp Mass
Common
268648102
261
21900
SH

Other
01
0
0
21900
Emc Jan 65 100 Emc+3 Mcdta+$
Call
2686489AM
13
1000
SH
Call
Sole
None
1,000
0
0
Emc Jan 70 100 Emc+3 Mcdta+$
Call
2686489AN
280
20800
SH
Call
Sole
None
20,800
0
0
Emc Jan 75 100 Emc+3 Mcdta+$
Call
2686489AO
-293
21800
SH
Call
Sole
None
21,800
0
0
Emerson Electric Co
Common
291011104
253
4400
SH

Sole
None
4400
0
0
Energy Developments Ltd
Common
Q3510X106
72
30000
SH

Sole
None
30000
0
0
Esc Seagate Technology
Common
811804988
0
56000
SH

Sole
None
56000
0
0
Esc Seagate Technology
Common
811804988
0
23700
SH

Other
01
0
0
23700
Exxon Mobil Corporation
Common
30231G102
802
18304
SH

Sole
None
18304
0
0
Fomento Economico Mexico ADR
Sponsored ADR
344419106
283
6000
SH

Sole
None
6000
0
0
Freeport-Mcmoran Copper & Gold
Preferred
35671D865
838
83800
SH

Sole
None
83800
0
0
General Electric
Common
369604103
2,057
54921
SH

Sole
None
54921
0
0
General Motors Jun 15
Call
3704429FC
-330
22000
SH

Sole
None
22000


General Motors Class H
Class H
370442832
4,585
278740
SH

Sole
None
278740
0
0
General Motors Class H
Class H
370442832
696
42304
SH

Other
01
0
0
42304
Grupo Televisa SA
Common
40049J206
243
5000
SH

Sole
None
5000
0
0
Hanover Direct
Common
410783104
218
516000
SH

Other
01
0
0
516000
Hibernia Corp Cl A
Class A
428656102
401
21000
SH

Sole
None
21000
0
0
Home Depot Inc.
Common
437076102
270
5550
SH

Sole
None
5550
0
0
Industrias Penoles Sa De Cv Pr
Common
P55409141
196
104000
SH

Other
01
0
0
104000
Industrias Penoles Sa De Cv Pr
Common
P55409141
1169
619700
SH

Sole
None
619700
0
0
Intel Corp.
Common
458140100
255
8400
SH

Sole
None
8400
0
0
Intel Corp.
Common
458140100
33
1100
SH

Other
01
0
0
1100
International Business Machine
Common
459200101
1,887
18142
SH

Sole
None
18142
0
0
International Business Machine
Common
459200101
43
410
SH

Other
01
0
0
610
Intrawest Corporation
Common
460915200
7,336
406000
SH

Sole
None
406000
0
0
Intrawest Corporation
Common
460915200
2,177
120500
SH

Other
01
0
0
120500
Johnson & Johnson
Common
478160104
585
9000
SH

Sole
None
9000
0
0
Johnson & Johnson
Common
478160104
41
638
SH

Other
01
0
0
638
Kerry Group Plc
Common
G52416107
2,331
175100
SH

Sole
None
175100
0
0
Kerry Group Plc
Common
G52416107
827
62100
SH

Other
01
0
0
62100
Lamar Advertising Cocl A
Class A
512815101
203
5000
SH

Sole
None
5000
0
0
Merck & Co.
Common
589331107
1,215
21100
SH

Sole
None
21100
0
0
Merck & Co.
Common
589331107
869
15100
SH

Other
01
0
0
15100
Micron Tech Jan 115 (Leap 2003)
Call
5951139AC
-124
4000
SH
Call
Sole
None
4,000
0
0
Micron Tech Jan 60 (Leap 2003)
Call
5951139AL
-992
32000
SH
Call
Sole
None
32,000
0
0
Micron Tech Jan 70 (Leap 2003)
Call
5951149AN
-1,624
52400
SH
Call
Sole
None
52,400
0
0
Micron Technology
Common
595112103
3,172
96400
SH

Sole
None
96400
0
0
Microsoft Corp
Common
594918104
263
4360
SH

Sole
None
4360
0
0
Microsoft Corp
Common
594918104
31
512
SH

Other
01
0
0
512
Morgan J P & Co Inc
Common
616880100
303
8510
SH

Sole
None
8510
0
0
Morgan Stanley Dean Witter & Co
Common
617446448
378
6600
SH

Sole
None
6600
0
0
Murphy Oil Corp
Common
626717102
276
2878
SH

Sole
None
2878
0
0
Nippon Telegraph & Telephone
Common
654624105
3729
192700
SH

Sole
None
192700
0
0
Nippon Telegraph & Telephone
Common
654624105
1,972
101900
SH

Other
01
0
0
101900
Orkla A/S Nok25 Ser A
Series A
R67787102
582
32240
SH

Sole
None
32240
0
0
Parkway Properties Inc
Common
70159Q104
586
16050
SH

Sole
None
16050
0
0
Petrochina
Common
71646E100
6,790
324550
SH

Sole
None
324550
0
0
Petrochina
Common
71646E100
1,872
89500
SH

Other
01
0
0
89500
Pfizer Inc.
Common
717081103
442
11122
SH

Sole
None
11122
0
0
Plum Creek Timber Coinc
Unit
729251108
238
8000
SH

Sole
None
8000
0
0
Regent Comm Inc Del
Common
758865109
330
40000
SH

Sole
None
40000
0
0
Sabine Royalty Tr Unit Ben Int
Unit Ben Int
785688102
796
32552
SH

Sole
None
32552
0
0
Sabre Group Holdings Class A
Class A
785905100
505
10813
SH

Sole
None
10813
0
0
Saks Inc
Common
79377W108
266
20227
SH

Sole
None
20227
0
0
SAP AG DEM5
Common
D66992104
460
3030
SH

Sole
None
3030
0
0
Sealed Air Corp.
Common
81211K100
503
10693
SH

Sole
None
10693
0
0
Signet Group Plc Spons Adr
Sponsored ADR
82668L872
509
10000
SH

Sole
None
10000
0
0
Sulzer Medical
Sponsored ADR
865580104
91
10000
SH

Sole
None
10000
0
0
Sun Microsystems Inc.
Common
866810104
159
18000
SH

Sole
None
18000
0
0
Sun Microsystems Inc.
Common
866810104
296
33600
SH

Other
01
0
0
33600
Swisscom American Depositary S
Sponsored ADR
871013108
643
21500
SH

Sole
None
21500
0
0
Swisscom American Depositary S
Sponsored ADR
871013108
194
6500
SH

Other
01
0
0
6500
Tci Pacific Commun Inc SR Cum
Preferred
872294202
931
7450
SH

Sole
None
7450
0
0
Teppco Partners Limited Partners
Unit Ltd Partn
872384102
251
8000
SH

Sole
None
8000
0
0
The Mony Group Inc.
Common
615337102
7,196
178450
SH

Sole
None
178450
0
0
The Mony Group Inc.
Common
615337102
1,464
36300
SH

Other
01
0
0
36300
Timberwest Fst Corp Stapled Ut
Unit
887147205
251
30000
SH

Sole
None
30000
0
0
Trustmark Corp
Common
898402102
2,355
93246
SH

Sole
None
93246
0
0
U S A Networks Inc
Common
902984103
318
10000
SH

Sole
None
10000
0
0
Union Planters Corp
Common
908068109
247
5206
SH

Sole
None
5206
0
0
United Technologies Corp
Common
913017109
589
7932
SH

Sole
None
7932
0
0
Walgreens
Common
931422109
415
10584
SH

Sole
None
10584
0
0
Wal-Mart Stores Inc
Common
931142103
374
6100
SH

Sole
None
6100
0
0
Waste Management Inc
Common
94106L109
1,038
38100
SH

Sole
None
38100
0
0
Waste Management Inc.
Common
94106L109
676
24800
SH

Other
01
0
0
24800
Wyeth
Common
983024100
369
5616
SH

Sole
None
5616
0
0


104269